Exchangeable Securities (Details) - CAD ($) $ / shares in Units, $ in Millions						12 Months Ended	25 Months Ended
	Dec. 31, 2021	Oct. 30, 2020	May 25, 2019	May 01, 2019	Mar. 22, 2019	Dec. 31, 2021	May 01, 2021	Dec. 31, 2020
Brookfield Renewable Partners
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interests held by non-controlling interests							9.00%
Number of shares in entity held by entity or by its subsidiaries or associates	35,425,696					35,425,696
Number of shares in entity held by entity or by its subsidiaries or associates, expressed as a percentage of issued and outstanding common shares	13.10%					13.10%
Investment Agreement
Disclosure of detailed information about borrowings [line items]
Consideration received					$ 7.5
Commitment fee					15.0
Investment Agreement | Discount rate, measurement input
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%					1.00%
Investment Agreement | Brookfield Renewable Partners
Disclosure of detailed information about borrowings [line items]
Proceeds on sale of an organizational unit			$ 750.0		$ 750.0
Percentage of total investment that represents transaction cost					3.00%
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 400.0		$ 350.0
Dividend payables	$ 7.0					$ 7.0
Expected dividend as percentage, share options granted	1.764%
Investment Agreement | Brookfield Renewable Partners | Minimum ownership interest threshold to increase ownership interest to 49%
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interests held by non-controlling interests						8.50%
Investment Agreement | Brookfield Renewable Partners | Hydro | Ownership interest, less than, threshold which triggers one time option to increase ownership interest
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Additional proportion of ownership interests held by non-controlling interests allowed to be acquired						10.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Ownership interest threshold if exceeded requires redemption price in cash
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Minimum | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price						$ 14
Investment Agreement | Brookfield Renewable Partners | Hydro | Maximum
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						49.00%
Investment Agreement | Brookfield Renewable Partners | Hydro | Maximum | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price						$ 17
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%			7.00%		7.00%		7.00%